Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	$ 307,288	$ 329,078
Less:
Allowance for loan losses	(5,095)	(6,801)	(6,815)	(9,067)
Deferred loan (fees) costs, net	60	105
Net loans held for investment	302,253	322,382
Commercial Loan [Member] | Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	47,436	41,390
Real Estate - Commercial [Member] | Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	95,922	103,304
Other Real Estate Construction [Member] | Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	17,583	25,052
Real Estate 1 - 4 Family Construction [Member] | Non-Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	3,418	3,080
Real Estate - Residential [Member] | Non-Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	87,463	93,927
Home Equity [Member] | Non-Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	45,231	48,517
Consumer Loans [Member] | Non-Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	9,623	12,986
Other Loans [Member] | Non-Commercial [Member]
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Loans, Total	$ 612	$ 822